HANNA INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

January 7, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	Hanna Investment Trust (“Trust”) (File Nos. 333-171279 and 811-22507); on behalf of the Paladin Long Short Fund (“Fund”); a series of the Trust.

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 2 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  This Amendment was filed with the U.S. Securities and Exchange Commission electronically on December 31, 2012.

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Sincerely,
Hanna Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary

cc:	Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001